Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-38605
Entity Registrant Name	GREENLAND TECHNOLOGIES HOLDING CORPORATION
Entity Central Index Key	0001735041
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	10-F, Building #12
Entity Address, Address Line Two	Sunking Plaza
Entity Address, Address Line Three	Gaojiao Road
Entity Address, City or Town	Hangzhou, Zhejiang
Entity Address, Country	CN
Entity Address, Postal Zip Code	311122
City Area Code	888
Local Phone Number	827-4832
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, no par value
Trading Symbol	GTEC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false